RELATED PARTY TRANSACTIONS (Details) - USD ($)							1 Months Ended	12 Months Ended
	Jun. 09, 2021	Jun. 19, 2020	Jun. 04, 2020	Jan. 17, 2020	Dec. 01, 2019	Nov. 12, 2019	May 31, 2020	Dec. 31, 2020	Jun. 09, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Number of shares issued								5,749,800
Sale of Units								$ 53,487,641
Share dividend				21,561.50
Shares outstanding				2,156,250				2,540,342		1,437,500
Shares issued				2,156,250				2,540,342		1,437,500
Shares subject to forfeiture										187,500
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		6 months
Stock price trigger to transfer, assign or sell any shares s of the company, after the completion of the initial business combination (in dollars per share)		$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		6 months
Office space, utilities and secretarial and administrative support costs per month			$ 10,000
Expenses incurred								$ 70,000
Payable amount								10,000
Maximum working capital loans								$ 1,500,000
Converted into private units at a price								$ 10.00
Amount Deposited into Trust Account		$ 7,647,960
Over allotment option
Related Party Transaction [Line Items]
Founders Shares forfeited		50
Founders Shares not subject to forfeited		187,450
Per unit price		$ 10.00
Private Unit | Over allotment option
Related Party Transaction [Line Items]
Per unit price		$ 10.00
Forecast Plan | Over allotment option
Related Party Transaction [Line Items]
Per unit price	$ 0.10
Forecast Plan | Minimum | Over allotment option
Related Party Transaction [Line Items]
Amount Deposited into Trust Account	$ 500,000
Forecast Plan | Maximum | Over allotment option
Related Party Transaction [Line Items]
Amount Deposited into Trust Account	575,000
Amount Deposited into Trust Account if the underwriters' over-allotment option is exercised in full	$ 575,000
Forecast Plan | Private Unit
Related Party Transaction [Line Items]
Per unit price	$ 10.00
Promissory Note
Related Party Transaction [Line Items]
Borrow up to aggregate amount					$ 500,000
Repaid Amount					$ 165,000
Outstanding amount									$ 92,704
Sponsor
Related Party Transaction [Line Items]
Number of shares issued						100
Sale of Units						$ 25,000
Founder shares
Related Party Transaction [Line Items]
Shares outstanding							1,437,500
Reverse split							1.5
Threshold percentage for not to transfer, assign or sell any of their shares after the completion of the initial business combination		50.00%
Founder shares | Sponsor | Common Class B [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture							187,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders							20.00%